Earnings (Loss) Per Common Share (Schedule of Antidilutive Securities) (Detail) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	2,834,293	2,690,553	2,714,503	2,570,985
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	0	0	0	27,673
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	2,834,293	2,690,553	2,714,503	2,543,312